Nature of Business and Summary of Significant Accounting Policies, Revenue (Q2) (Details)	6 Months Ended
Jun. 30, 2019 USD ($) Points
Direct-to-Consumer [Abstract]
Product warranty period	60 days
Returns period used for estimating liability	2 months
Loyalty Program [Abstract]
Points earned for every $1 spent - Tier 1	6
Points earned for every $1 spent - Tier 2	12
Number of points redeemable for customers to receive gift code	500
Value of gift code receivable by customers on redemption of five hundred points earned | $	$ 5